Derivative Financial Instrument (Tables)	12 Months Ended
Mar. 31, 2024
Derivative Financial Instrument [Abstract]
Schedule of Fair Value of Derivative Liabilities	The fair value of derivative liabilities as on March 31, 2024 and March 31, 2023 are as follows:
	March 31, 2024		March 31, 2023
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20

Warrants issued against SSCPN	NA	$-	Derivative	$11,978,213
Warrants issued to Placement agent		-	financial instrument	2,395,643
Total		$-		$14,373,856